Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 80,021	$ 67,351
Accounts receivable	1,135	56,160
Prepaid expenses	4,145	62,173
Other asset	1,567
Inventory	50,592	19,764
Total assets	137,460	205,448
Current liabilities:
Accounts payable and accruals	124,796	89,565
Accounts payable - related party	9,857	4,373
Accrued liabilities
Customer deposits	54,660	59,671
Due to a related party	9,498	8,666
Loan payable	1,000	1,000
Accrual for income taxes		6,748
Total current liabilities	199,811	170,023
Commitments and contingencies
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value 20,000,000 shares authorized; none issued and outstanding
Common Stock, $0.0001 par value, 100,000,000 shares authorized; 18,435,000 and 12,410,000 issued and outstanding, respectively	1,844	1,241
Stock subscription receivable		(30)
Additional paid in capital	358,317	13,920
(Accumulated deficit) / retained earnings	(422,512)	20,294
Total Stockholders' (deficit) / equity	(62,351)	35,425
Total Liabilities and Stockholders' Deficit	$ 137,460	$ 205,448